SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (Details Narrative) - bbl	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proved developed reserves	322,887
Proved developed reserves volume decrease	231,898
Reduction of reserves forecast of proved developed	10,879
Increase (decrease) of proved reserves	21,938
Increase (decrease) of proved reserves	4,070,520
Proved Developed and Undeveloped Reserves, Net	4,309,877	4,619,992	4,997,305
Non Shareable Oil [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increase (decrease) of proved reserves	168,461
Proved Developed and Undeveloped Reserves, Net	642,170
Non Shareable Oil [Member] | Kruh Block Contract [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increase (decrease) of proved reserves	234,116
Crude Oil [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of revenue from sales	43.57%	42.72%
Crude Oil [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of revenue from sales		42.72%
Crude Oil [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of revenue from sales	43.57%